Nature of Operations and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Loss By Component:
Unrealized losses on securities available-for-sale	$ (232)	$ (208)
Tax effect	49	43
Net unrealized losses on securities available-for-sale	(183)	(165)	$ (85)
Accumulated other comprehensive loss	$ (183)	$ (165)	$ (85)